As filed with the U.S. Securities and Exchange Commission on September 7, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2018

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Fund expenses	5
Fund at a glance	6
Schedule of investments	7
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
1919 Maryland Tax-Free Income Fund
Fund expenses	20
Fund at a glance	21
Schedule of investments	22
Statement of assets and liabilities	26
Statement of operations	27
Statements of changes in net assets	28
Financial highlights	29
1919 Socially Responsive Balanced Fund
Fund expenses	36
Fund at a glance	37
Schedule of investments	38
Statement of assets and liabilities	43
Statement of operations	44
Statements of changes in net assets	45
Financial highlights	46
Notes to financial statements	50
Other information	63
Privacy notice	64
Directory of funds' service providers	Back Cover

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

For the first six months of 2018, the positive return in the S&P 500 Index was aided by strong performance in consumer discretionary and technology stocks with a significant amount of the outperformance concentrated in a handful of stocks. Despite periodic concerns on global trade, U.S. economic growth demonstrated signs of acceleration aided by full employment and new cycle highs in corporate CEO confidence. U.S. corporate earnings also benefitted from tax reform; for example many U.S. financial services companies enjoyed at least a double digit percentage related earnings boost so far this year.

This past March, the U.S. Senate passed the Economic Growth, Regulatory Relief and Consumer Protection Act that raised the Dodd-Frank Act's Systemically Important Financial Institution (SIFI) asset-size threshold from $50 billion to $250 billion and provides bank regulatory relief. One potential outcome of this legislation is increased bank mergers and acquisitions ("M&A"), and we have already seen a pick-up this year. This tax savings also provides an impetus for business reinvestment and combined with solid expense control, many financial services companies are driving improved operating leverage and accelerating earnings growth.

For the six months ended June 30, 2018, the 1919 Financial Services Fund Class I returned 2.92%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned 2.65% and -4.09%, respectively for the same period. The Lipper Financial Services Fund Category average returned 0.29% over the same time frame.

How did we respond to these changing market conditions?

During the first six months of 2018, the Fund added to a broad range of banks, insurance, and financial technology companies especially when valuations became more attractive during periods of market volatility. The Fund trimmed a number of small cap bank positions that had appreciated following news that they were being acquired. It also sold a couple of insurance positions whose fundamental outlooks had deteriorated.

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders (cont'd)

What were the leading contributors to performance?

Collectively, our small and mid-cap banks and financial technology companies contributed the most to performance. The top five performing stocks were SVB Financial Group, Visa Inc., CenterState Bank Corp., Webster Financial Corp., and Global Payments Inc.

What were the leading detractors to performance?

The five stocks that performed the worst were Affiliated Managers Group, Inc., Invesco Ltd., Howard Bancorp, Inc., Essent Group Ltd., and Ameriprise Financial, Inc. We attribute most of this underperformance to a rotation from these stocks to other financials that had more attractive near-term earnings growth profiles.

Thank you for your investment in 1919 Financial Services Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Charlie King, CFA
Portfolio Manager
1919 Investment Counsel, LLC

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

Lipper Financial Services Fund Category — Funds invest primarily in equity securities of companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

1919 Funds 2018 Semi-Annual Report

Opinions expressed herein are as of 06/30/2018 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2018 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2018

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	-3.15%
Class C	1.39
Without Sales Charges
Class A	2.76
Class C	2.39
Class I	2.92
S&P 500 Index(i)	2.65
S&P Financials Index(ii)	-4.09

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2018, the total annual operating expense ratios for Class A and Class C were 1.37%, 2.08%, respectively. The total gross and net annual operating expense ratios for Class I were 1.11% and 1.10%,(iii) respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

(iii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2019.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2018 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018. The hypothetical example is based on a six-month period ended June 30, 2018.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.76%	$1,000.00	$1,027.60	1.32%	$6.64
Class C	2.39	1,000.00	1,023.90	2.05	10.29
Class I	2.92	1,000.00	1,029.20	1.07	5.38

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.25	1.32%	$6.61
Class C	5.00	1,000.00	1,014.63	2.05	10.24
Class I	5.00	1,000.00	1,019.49	1.07	5.36

1  For the six months ended June 30, 2018.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2018 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2018 Semi-Annual Report

Schedule of investments

June 30, 2018 (unaudited)

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.6%
Capital Markets — 4.3%
Affiliated Managers Group Inc.	19,392	$2,883,009
Ameriprise Financial Inc.	40,425	5,654,649
Invesco Ltd.	141,000	3,744,960
Total Capital Markets		12,282,618
Commercial Banks — 56.5%
Bank of America Corp.	258,000	7,273,020
Bank of the Ozarks Inc.	115,698	5,211,038
Banner Corp.	80,142	4,818,938
Berkshire Hills Bancorp Inc.	104,500	4,242,700
Bryn Mawr Bank Corp.	70,000	3,241,000
Cadence BanCorp	145,000	4,186,150
Centerstate Banks Inc.	206,300	6,151,866
CoBiz Financial Inc.	213,615	4,588,450
Columbia Banking System Inc.	161,805	6,617,824
Comerica Inc.	69,000	6,273,480
Customers Bancorp Inc.	68,000	1,929,840	*
Farmers & Merchants Bank of Long Beach	200	1,632,000
First Connecticut Bancorp Inc.	35,000	1,071,000
First Financial Bancorp	57,000	1,747,050
First Foundation Inc.	163,000	3,022,020	*
First Merchants Corp.	43,000	1,995,200
Franklin Financial Network Inc.	45,000	1,692,000	*
Heritage Financial Corp.	136,954	4,772,847
Howard Bancorp Inc.	105,000	1,890,000	*
JPMorgan Chase & Co.	89,310	9,306,102
Level One Bancorp Inc.	60,000	1,630,800
MB Financial Inc.	94,000	4,389,800
National Commerce Corp.	40,000	1,852,000	*
Northrim Bancorp Inc.	39,100	1,546,405
Pacific Premier Bancorp Inc.	130,263	4,969,533	*
People's Utah Bancorp	102,000	3,641,400
PNC Financial Services Group Inc.	39,000	5,268,900
QCR Holdings Inc.	110,500	5,243,225
SmartFinancial Inc.	50,000	1,288,000	*
Sterling Bancorp	228,200	5,362,700
SunTrust Banks Inc.	74,000	4,885,480
SVB Financial Group	30,000	8,662,800	*
TCF Financial Corp.	100,000	2,462,000

1919 Funds 2018 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2018 (unaudited)

1919 Financial Services Fund

Security	Shares	Value
Commercial Banks — continued
Texas Capital Bancshares Inc.	80,000	$7,320,000	*
Towne Bank/Portsmouth VA	48,812	1,566,880
U.S. Bancorp	60,500	3,026,210
Univest Corp. of Pennsylvania	45,126	1,240,965
Webster Financial Corp.	86,895	5,535,212
Western Alliance Bancorp	103,000	5,830,830	*
Wintrust Financial Corp.	60,000	5,223,000
Total Commercial Banks		162,608,665
Consumer Finance — 2.1%
Discover Financial Services	84,000	5,914,440
Total Consumer Finance		5,914,440
Diversified Financial Services — 5.5%
Charles Schwab Corp.	96,000	4,905,600
Intercontinental Exchange Inc.	90,500	6,656,275
Voya Financial Inc.	93,000	4,371,000
Total Diversified Financial Services		15,932,875
Insurance — 9.4%
American Financial Group Inc.	40,650	4,362,965
Brown & Brown Inc.	114,000	3,161,220
Chubb Limited	52,500	6,668,550
Hanover Insurance Group Inc.	31,000	3,706,360
Marsh & McLennan Cos Inc.	76,000	6,229,720
RenaissanceRe Holdings Ltd	23,000	2,767,360
Total Insurance		26,896,175
IT Services — 9.7%
Black Knight Inc.	49,000	2,623,950	*
Fidelity National Information Services Inc.	42,000	4,453,260
Fiserv Inc.	43,680	3,236,251	*
Global Payments Inc.	58,699	6,544,351
I3 Verticals Inc.	90,480	1,377,106	*
Visa Inc., Class A Shares	54,400	7,205,280
Worldpay Inc.	30,000	2,453,400	*
Total IT Services		27,893,598
Professional Services — 1.4%
Verisk Analytics Inc., Class A Shares	38,500	4,144,140	*
Total Professional Services		4,144,140
Real Estate Investment Trust (REITs) — 3.0%
Crown Castle International Corp.	44,000	4,744,080
Simon Property Group LP	23,500	3,999,465
Total Real Estate Investment Trust (REITs)		8,743,545

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund

Security	Shares	Value
Thrifts & Mortgage Finance — 5.7%
Bridgewater Bancshares Inc.	165,000	$2,098,800	*
Essent Group Ltd.	45,000	1,611,900	*
FS Bancorp Inc.	12,000	759,000
Merchants Bancorp/IN	80,000	2,282,400
Meta Financial Group Inc.	18,000	1,753,200
Riverview Bancorp Inc.	125,000	1,055,000
Territorial Bancorp Inc.	65,000	2,015,000
WSFS Financial Corp.	92,803	4,946,400
Total Thrifts & Mortgage Finance		16,521,700
Total Common Stocks (Cost — $184,041,677)		280,937,756
Short-Term Investment — 2.6%
Fidelity Investments Money Market — Government Portfolio — Class I — 1.77%(a)	7,418,787	7,418,787
Total Short-Term Investment (Cost — $7,418,787)		7,418,787
Total Investments — 100.2% (Cost — $191,460,464)		288,356,543
Liabilities in Excess of Other Assets — (0.2)%		(572,348)
Total Net Assets — 100.0%		$287,784,195

Notes:

*  Non-income producing security

(a)  The rate reported is the annualized seven-day yield at period end.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2018 (unaudited)

Assets:
Investments in securities at value (cost $191,460,464)	$288,356,543
Foreign currency at value (cost $17,785)	17,748
Receivable for securities sold	919,199
Receivable for fund shares sold	552,343
Dividends and interest receivable	132,733
Prepaid expenses	35,217
Total Assets	290,013,783
Liabilities:
Payable for fund shares repurchased	337,767
Payable for securities purchased	1,279,284
Investment management fee payable	194,000
Distribution fees payable	291,711
Accrued other expenses	126,826
Total Liabilities	2,229,588
Net Assets	$287,784,195
Components of Net Assets:
Paid-in capital	$187,712,323
Undistributed net investment income	45,188
Accumulated net realized gain on investments	3,130,830
Net unrealized appreciation (depreciation) on:
Investments	96,896,079
Foreign currency	(37)
Translation of assets and liabilities denominated in foreign currency	(188)
Net Assets	$287,784,195
Class A:
Net Assets	$99,489,320
Shares Issued and Outstanding	3,564,400
Net Asset Value and Redemption Price	$27.91
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$29.61
Class C:
Net Assets	$60,436,057
Shares Issued and Outstanding	2,349,502
Net Asset Value, Redemption Price* and Offering Price Per Share	$25.72
Class I:
Net Assets	$127,858,818
Shares Issued and Outstanding	4,531,647
Net Asset Value, Redemption Price and Offering Price Per Share	$28.21

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2018 (unaudited)

Investment Income:
Dividend income	$1,907,499
Investment interest income	45,446
Total Investment Income	1,952,945
Expenses:
Investment management fee (Note 3)	1,103,383
Distribution fees (Note 6)	442,930
Transfer agent fees and expenses (Note 6)	200,717
Administration and fund accounting fees	77,693
Registration fees	27,406
Shareholder reporting fees	22,877
Custody fees	12,127
Audit fees	7,186
Trustees' fees	5,802
Legal fees	5,030
Miscellaneous	3,840
Compliance fees	3,142
Insurance fees	2,467
Total Expenses	1,914,600
Net Investment Income	38,345
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	3,139,785
Net change in unrealized appreciation/depreciation on:
Investments	3,414,939
Foreign currency	(814)
Transalation of assets and liabilities denominated in foreign currency	(588)
Net Change in Unrealized Appreciation/Depreciation	3,413,537
Net Realized and Unrealized Gain on Investments	6,553,322
Net Increase in Net Assets Resulting from Operations	$6,591,667

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited)/ For the Year Ended December 31,	2018	2017
Increase in Net Assets from: Operations:
Net investment income	$38,345	$183,450
Net realized gain (loss)	3,139,785	(62,823)
Net change in unrealized appreciation/depreciation	3,413,537	29,421,001
Net Increase in Net Assets Resulting From Operations	6,591,667	29,541,628
Distributions to shareholders:
From net investment income
Class I	—	(151,413)
Total Distributions to Shareholders	—	(151,413)
Capital Transactions:
Net proceeds from shares sold	93,139,758	104,206,746
Reinvestment of distributions	—	143,794
Cost of shares repurchased	(64,902,368)	(53,007,703)
Net Increase in Net Assets From Capital Transactions	28,237,390	51,342,837
Total Increase in Net Assets	34,829,057	80,733,052
Net Assets:
Beginning of period	252,955,138	172,222,086
End of period	$287,784,195	$252,955,138
Undistributed net investment income	$45,188	$6,843

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$27.16	$23.69	$19.28	$19.40	$18.63	$15.13	$12.47
Income from investment operations:
Net investment income[3]	0.01	0.04	0.08	0.11	0.06	0.05	0.06
Net realized and unrealized gain on investments	0.74	3.43	5.02	1.17	1.21	3.47	2.64
Total income from investment operations	0.75	3.47	5.10	1.28	1.27	3.52	2.70
Less distributions:
From net investment income	—	—	(0.06)	(0.09)	(0.07)	(0.02)	(0.04)
From net realized gain on investments	—	—	(0.63)	(1.31)	(0.43)	—	—
Total distributions	—	—	(0.69)	(1.40)	(0.50)	(0.02)	(0.04)
Net asset value, end of period	$27.91	$27.16	$23.69	$19.28	$19.40	$18.63	$15.13
Total return[4]	2.76%[5]	14.65%	26.46%	6.53%	6.81%[5]	23.26%	21.68%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$99,489	$118,310	$92,948	$70,630	$64,795	$77,220	$41,972
Ratios to average net assets
Gross expenses	1.32%[6]	1.37%	1.46%	1.45%	1.44%[6]	1.46%	1.68%
Net Expenses[8]	1.32[6]	1.37	1.46[9]	1.45	1.44[6,7,9]	1.46[7]	1.50[7,9]
Net investment income	0.10[6]	0.16	0.43	0.54	0.44[6]	0.27	0.49
Portfolio turnover rate	5%[5]	4%	8%	20%	11%[5]	14%	14%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  Annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  Effective April 30, 2017, the advisor agreed to limt the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.46%. See Note 3.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$25.12	$22.07	$18.06	$18.30	$17.63	$14.40	$11.92
Income from investment operations:
Net investment loss[3]	(0.08)	(0.13)	(0.04)	(0.03)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain on investments	0.68	3.18	4.68	1.10	1.14	3.29	2.51
Total income from investment operations	0.60	3.05	4.64	1.07	1.11	3.23	2.48
Less distributions:
From net investment income	—	—	—	—	(0.01)	—	—
From net realized gain on investments	—	—	(0.63)	(1.31)	(0.43)	—	—
Total distributions	—	—	(0.63)	(1.31)	(0.44)	—	—
Net asset value, end of period	$25.72	$25.12	$22.07	$18.06	$18.30	$17.63	$14.40
Total return[4]	2.39%[5]	13.82%	25.67%	5.77%	6.28%[5]	22.43%	20.81%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$60,436	$53,667	$37,271	$26,919	$25,498	$26,484	$17,173
Ratios to average net assets
Gross expenses	2.05%[8]	2.08%	2.19%	2.22%	2.14%[8]	2.13%	2.28%
Net Expenses[7]	2.05[8]	2.08	2.13[9]	2.13[9]	2.11[6,8,9]	2.13[6]	2.25[6,9]
Net investment loss	(0.63)[8]	(0.55)	(0.24)	(0.15)	(0.20)[8]	(0.40)	(0.27)
Portfolio turnover rate	5%[5]	4%	8%	20%	11%[5]	14%	14%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  Effective April 30, 2017, the advisor agreed to limt the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.13%. See Note 3.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$27.41	$23.90	$19.42	$19.50	$18.71	$15.17	$12.50
Income from investment operations:
Net investment income[3]	0.05	0.11	0.17	0.19	0.12	0.12	0.11
Net realized and unrealized gain on investments	0.75	3.45	5.08	1.18	1.21	3.49	2.63
Total income from investment operations	0.80	3.56	5.25	1.37	1.33	3.61	2.74
Less distributions:
From net investment income	—	(0.05)	(0.14)	(0.14)	(0.11)	(0.07)	(0.07)
From net realized gain on investments	—	—	(0.63)	(1.31)	(0.43)	—	—
Total distributions	—	(0.05)	(0.77)	(1.45)	(0.54)	(0.07)	(0.07)
Net asset value, end of period	$28.21	$27.41	$23.90	$19.42	$19.50	$18.71	$15.17
Total return[4]	2.92%[6]	14.95%[5]	27.01%	6.93%	7.10%[6]	23.75%	22.12%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$127,859	$80,979	$42,003	$24,432	$24,873	$25,360	$14,718
Ratios to average net assets
Gross expenses	1.07%[9]	1.11%	1.18%	1.20%	1.10%[9]	1.05%	1.21%
Net Expenses[8]	1.07[9]	1.10[10]	1.05[10]	1.05[10]	1.06[7,9,10]	1.05[7]	1.21[7]
Net investment income	0.34[9]	0.44	0.84	0.93	0.84[9]	0.68	0.81
Portfolio turnover rate	5%[6]	4%	8%	20%	11%[6]	14%	14%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Total return reflects adjustments to conform to generally accounting principles.

6  Not Annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  Effective April 30, 2017, the advisor agreed to limt the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class I shares. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.05%.

9  Annualized.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Maryland Tax-Free Income Fund through June 30, 2018.

The municipal market bounced back nicely from the historically poor showing to start the year, buoyed by surprisingly strong mutual fund flows and a paucity of new issuance. The Bloomberg Barclays Municipal Bond Index, the 1919 Maryland Tax-Free Income Fund's primary benchmark and a proxy for the overall municipal market, recovered to return 0.87% during the second quarter, although year-to-date performance remains in negative territory (-0.25%). Due to our continued defensive posture and commitment to a short duration portfolio, the 1919 Maryland Tax-Free Fund outperformed the Bloomberg Barclays benchmark thus far this year, as the Fund's I-shares posted a slight 0.03% gain, 28 basis points (0.28%) ahead of the Index.

Overall, the relative performance of the tax-free market was solid. Losses were pervasive within other fixed income markets as rising Treasury yields, continued Fed tightening and widening corporate credit spreads took their toll. While these headwinds also negatively impacted the tax-free market, the 19.9% drop in national new issue volume through June (and stunning 44% shortfall in Maryland) created a shortage of bonds within the municipal space which supported pricing. The supply problems were heightened by strong demand from municipal mutual funds, which experienced inflows over the final eight weeks of the quarter. The lack of supply combined with solid credit fundamentals among local governments to create a narrowing of credit spreads on tax-free bonds, which ran contrary to what was seen in the corporate sector. Finally, the Federal Reserve's unwind of its quantitative easing program is problematic for Treasury and mortgage bonds, but has no direct impact on tax-free bonds since the Fed never included municipals in its balance sheet expansion.

Normally one would expect tax-free bonds to provide a poor relative showing versus taxable alternatives in an environment of

1919 Funds 2018 Semi-Annual Report

lower marginal tax rates. However, the drop in the top marginal bracket from 39.6% to 37% was not significant enough to deter demand for tax-free income. Also, the 3.8% surcharge on non-municipal investment income to finance the Affordable Care Act still exists at this point, further benefitting tax-free bonds. Also, uncertainty related to next year's actual impact of capped state, local and property tax deductions on the federal return meant individuals were not willing to abandon reliable tax shelters that remain intact in high tax states such as Maryland.

Moving forward, we believe the municipal market should continue to deliver decent returns since higher interest rates versus recent experience should continue to compel demand. New issuance should remain light given the disappointing roll out of the infrastructure spending touted by the Trump Administration, and volatility within equities may create pause for those considering selling well-bought municipal bonds to fund purchases in other asset classes. That being said, while prevailing after-tax returns within the municipal market remain superior for those investors in the highest tax brackets, we are cognizant that yield ratios versus taxable alternatives are at the low end of the historical range. As such, the performance of the Treasury market will become a more significant determinate of future returns. Therefore, heavy Treasury issuance to pay for burgeoning fiscal deficits will become increasingly problematic for all fixed income markets, and we will maintain our conservative stance until we see a more meaningful increase in yields over the balance of the year.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 06/30/2018 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice.

Investors must consult their tax advisor for advice and information concerning their particular situation.

1919 Funds are distributed by Quasar Distributors, LLC.

Bloomberg Barclays Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. One cannot invest in an index.

Basis point is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

1919 Funds 2018 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2018

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-4.36%
Class C	-1.37
Without Sales Charges
Class A	-0.11
Class C	-0.38
Class I	0.03
Bloomberg Barclays Municipal Bond Index(ii)	-0.25

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2018, the total gross annual operating expense ratios for Class A, Class C and Class I were 0.97%, 1.54% and 0.88%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Barclays Municipal Bond Index.

(ii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2019.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2018 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018. The hypothetical example is based on a six-month period ended June 30, 2018.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.11%	$1,000.00	$998.90	0.75%	$3.72
Class C	-0.38	1,000.00	996.20	1.30	6.43
Class I	0.03	1,000.00	1,000.30	0.60	2.98

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class I	5.00	1,000.00	1,021.82	0.60	3.01

1  The six months ended June 30, 2018.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2018 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2018 Semi-Annual Report

Schedule of investments

June 30, 2018 (unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.8%
Education — 14.6%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	$500,000	$502,470
Frostburg State University Project	4.000%	10/1/19	500,000	511,225
Frostburg State University Project	4.000%	10/1/20	500,000	518,585
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	275,678
Salisbury University Project	5.000%	6/1/27	455,000	489,789
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	2,002,864
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	545,850
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,694,119
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,179,640
Johns Hopkins University	0.900%	7/1/36	4,500,000	4,500,000	(c)
Maryland Institute College of Art	4.000%	6/1/42	250,000	251,172
Total Education				13,471,392
Health Care — 18.8%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/30	495,000	552,207
County of Prince George's, MD, COPS	3.000%	10/1/31	2,500,000	2,462,250
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,463,375
Anne Arundel Health System	0.940%	7/1/43	1,000,000	1,000,000	(c)
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,095,581
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,514,590
James Lawrence Kernan Hospital	5.000%	7/1/34	50,000	51,265
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,243,100
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,203,168
The Johns Hopkins Hospital Issue	1.850%	7/1/19	1,855,000	1,770,913	(a)
Total Health Care				17,356,449
Housing — 14.2%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,495,602
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,010,140
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,001,325
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/47	1,000,000	1,022,450

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/34	$1,000,000	$992,540
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	4,485,000	4,552,589
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,022,720
Total Housing				13,097,366
Industrial Revenue — 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	566,503
Total Industrial Revenue				566,503
Leasing — 1.2%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,086,190
Total Leasing				1,086,190
Local General Obligation — 13.2%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,229,350
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,324,864
County of Baltimore, Maryland, COPS	5.000%	10/1/18	3,500,000	3,531,080
County of Montgomery, Maryland	0.840%	11/1/37	500,000	500,000	(c)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,038,140
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,005,070
Maryland Stadium Authority	0.920%	3/1/26	1,000,000	1,000,000	(c)
State of Maryland	4.000%	8/1/29	500,000	536,045
Total Local General Obligation				12,164,549
Pre-Refunded/Escrowed to Maturity (b) — 19.6%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,271,770
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	1,485,000	1,485,000
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	2,515,000	2,515,000
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,408,400

1919 Funds 2018 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2018 (unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity (b) — continued
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	$2,000,000	$2,100,600
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	245,000	247,347
James Lawrence Kernan Hospital	5.000%	7/1/34	950,000	981,455
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,034,340
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	15,622
Total Pre-Refunded/Escrowed to Maturity				18,059,534
Special Tax Obligation — 3.5%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/30	3,000,000	3,171,480
Total Special Tax Obligation				3,171,480
Transportation — 5.7%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/30	3,000,000	3,307,350
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/31	2,000,000	1,939,080
Total Transportation				5,246,430
Water & Sewer — 7.4%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,430,000	1,520,161
Water Projects, FGIC	5.000%	7/1/24	1,415,000	1,497,622
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	3,812,956
Total Water & Sewer				6,830,739
Total Investments — 98.8% (Cost — $87,559,420)				91,050,632
Other Assets in Excess of Liabilities — 1.2%				1,076,540
Total Net Assets — 100.0%				$92,127,172

(a)  Zero coupon bond. Rate shown is effective yield of the position.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)  Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Abbreviations used in this schedule:

AGM  — Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

NATL  — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	32.1%
AA/Aa	43.0%
A	15.2%
BBB/Baa	8.1%
BB/Ba	1.6%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2018 (unaudited)

Assets:
Investments in securities at value (cost $87,559,420)	$91,050,632
Receivable for Fund shares sold	23,596
Interest receivable	1,277,693
Prepaid expenses	22,292
Total Assets	92,374,213
Liabilities:
Payable for Fund shares repurchased	64,027
Payable to custodian	65,529
Distributions to shareholders	21,730
Investment management fee payable	23,880
Distribution fees payable	18,390
Accrued other expenses	53,485
Total Liabilities	247,041
Net Assets	$92,127,172
Components of Net Assets:
Paid-in capital	$91,300,970
Undistributed net investment income	24,555
Accumulated net realized loss on investments	(2,689,565)
Net unrealized appreciation on investments	3,491,212
Net Assets	$92,127,172
Class A:
Net Assets	$62,629,965
Shares Issued and Outstanding	4,071,034
Net Asset Value and Redemption Price	$15.38
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.06
Class C:
Net Assets	$15,753,117
Shares Issued and Outstanding	1,023,965
Net Asset Value, Redemption Price* and Offering Price Per Share	$15.38
Class I:
Net Assets	$13,744,090
Shares Issued and Outstanding	893,054
Net Asset Value, Redemption Price and Offering Price Per Share	$15.39

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2018 (unaudited)

Investment Income:
Interest Income	$1,799,487
Expenses:
Investment management fee (Note 3)	262,050
Distribution fees (Note 6)	106,675
Transfer agent fees and expenses (Note 6)	60,614
Administration and fund accounting fees	41,577
Registration fees	18,357
Audit fees	9,613
Trustees' fees	5,801
Legal fees	5,308
Shareholder reporting fees	3,994
Miscellaneous	3,943
Custody fees	3,406
Compliance fees	3,240
Insurance fees	1,774
Total Expenses	526,352
Expenses waived by the Adviser	(133,804)
Net Expenses	392,548
Net Investment Income	1,406,939
Realized and Unrealized Loss on Investments
Net Realized Loss on Investments	(114,491)
Net Change in Unrealized Appreciation/Depreciation on Invetments	(1,430,503)
Net Realized and Unrealized Loss on Investments	(1,544,994)
Net Decrease in Net Assets Resulting from Operations	$(138,055)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited)/ For the Year Ended December 31, 2017	2018	2017
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$1,406,939	$3,244,717
Net realized loss on investments	(114,491)	(2,454,303)
Net change in unrealized appreciation/depreciation on investments	(1,430,503)	714,049
Net Increase/Decrease in Net Assets Resulting From Operations	(138,055)	1,504,463
Distributions to Shareholders:
From net investment income:
Class A	(979,939)	(2,283,135)
Class C	(205,757)	(459,972)
Class I	(221,243)	(501,610)
Total Distributions to Shareholders	(1,406,939)	(3,244,717)
Capital Transactions:
Net proceeds from shares sold	4,203,880	10,499,705
Reinvestment of distributions	1,258,696	2,852,289
Cost of shares repurchased	(13,831,482)	(35,485,458)
Net Decrease in Net Assets From Capital Transactions	(8,368,906)	(22,133,464)
Total Decrease in Net Assets	(9,913,900)	(23,873,718)
Net Assets:
Beginning of period	102,041,072	125,914,790
End of period	$92,127,172	$102,041,072
Undistributed net investment income	$24,555	$24,555

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$15.63	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99
Income (loss) from investment operations:
Net investment income[3]	0.23	0.44	0.55	0.61	0.46	0.59	0.57
Net realized and unrealized gain (loss) on investments	(0.25)	(0.23)	(0.29)	(0.30)	0.14	(0.76)	0.08
Total income (loss) from investment operations	(0.02)	0.21	0.26	0.31	0.60	(0.17)	0.65
Less distributions:
From net investment income	(0.23)	(0.44)	(0.55)	(0.61)	(0.46)	(0.59)	(0.57)
Total distributions	(0.23)	(0.44)	(0.55)	(0.61)	(0.46)	(0.59)	(0.57)
Net asset value, end of period	$15.38	$15.63	$15.86	$16.15	$16.45	$16.31	$17.07
Total return[4]	(0.11)%[5]	1.34%	1.59%	1.89%	3.74%[5]	(0.94)%	3.84%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$62,630	$69,068	$88,823	$93,064	$103,501	$117,797	$150,828
Ratios to average net assets
Gross expenses	1.03%[6]	0.97%	0.95%	0.93%	0.91%[6]	0.83%	0.85%
Net Expenses[7]	0.75[6]	0.75	0.75	0.75	0.75[6,8]	0.64[8]	0.63[8]
Net investment income	3.03[6]	2.80	3.39	3.73	3.75[6]	3.59	3.30
Portfolio turnover rate	15%[5]	23%	25%	5%	1%[5]	8%	13%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$15.63	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99
Income (loss) from investment operations:
Net investment income[3]	0.19	0.35	0.46	0.52	0.39	0.49	0.47
Net realized and unrealized gain (loss) on investments	(0.25)	(0.23)	(0.29)	(0.30)	0.14	(0.76)	0.08
Total income (loss) from investment operations	(0.06)	0.12	0.17	0.22	0.53	(0.27)	0.55
Less distributions:
From net investment income	(0.19)	(0.35)	(0.46)	(0.52)	(0.39)	(0.49)	(0.47)
Total distributions	(0.19)	(0.35)	(0.46)	(0.52)	(0.39)	(0.49)	(0.47)
Net asset value, end of period	$15.38	$15.63	$15.86	$16.15	$16.45	$16.31	$17.07
Total return[4]	(0.38)%[5]	0.78%	1.03%	1.34%	3.31%[5]	(1.53)%	3.24%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$15,753	$17,562	$21,243	$22,144	$26,904	$28,678	$37,692

Ratios to average net assets

Gross expenses	1.58%[6]	1.54%	1.52%	1.52%	1.48%[6]	1.44%	1.44%
Net Expenses[7]	1.30[6]	1.30	1.30	1.30	1.30[6,8]	1.24[8]	1.21[8]
Net investment income	2.48[6]	2.25	2.84	3.18	3.20[6]	2.99	2.71
Portfolio turnover rate	15%[5]	23%	25%	5%	1%[5]	8%	13%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$15.63	$15.87	$16.16	$16.45	$16.31	$17.08	$17.00
Income (loss) from investment operations:
Net investment income[3]	0.24	0.46	0.57	0.63	0.48	0.62	0.60
Net realized and unrealized gain (loss) on investments	(0.24)	(0.24)	(0.29)	(0.29)	0.14	(0.77)	0.08
Total income (loss) from investment operations	0.00	0.22	0.28	0.34	0.62	(0.15)	0.68
Less distributions:
From net investment income	(0.24)	(0.46)	(0.57)	(0.63)	(0.48)	(0.62)	(0.60)
Total distributions	(0.24)	(0.46)	(0.57)	(0.63)	(0.48)	(0.62)	(0.60)
Net asset value, end of period	$15.39	$15.63	$15.87	$16.16	$16.45	$16.31	$17.08
Total return[4]	0.03%[5]	1.43%	1.74%	2.12%	3.85%[5]	(0.85)%	4.02%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$13,744	$15,411	$15,849	$16,713	$20,693	$17,624	$23,798

Ratios to average net assets

Gross expenses	0.90%[6]	0.88%	0.89%	0.89%	0.83%[6]	0.92%	0.79%
Net Expenses[7]	0.60[6]	0.60	0.60	0.60	0.60[6,8]	0.48[8]	0.45[8]
Net investment income	3.17[6]	2.94	3.54	3.87	3.90[6]	3.74	3.48
Portfolio turnover rate	15%[5]	23%	25%	5%	1%[5]	8%	13%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Socially Responsive Balanced Fund through June 30, 2018.

Throughout the first half of 2018, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year, we increased exposure to the Consumer Discretionary sector and decreased exposure to the Health Care sector.

The Fund is managed using socially responsible investment guidelines. An element of these guidelines is that the Fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint, and we seek to invest in companies that address the challenges of climate change. So far this year, we have maintained overweight positions in the Consumer Staples, Financials, Industrials, and Information Technology sectors and underweight positions in the Energy, Materials, Telecommunication and Utilities sectors.

In the fixed-income portion of the Fund, we purchased primarily Treasuries and Agencies in the maturities buckets where we have been underweight. We also purchased two investment grade green bonds that were offered in the new issue market at relatively attractive levels. Going forward, we will continue to make purchases in the short to intermediate part of the curve, as the flattening trend remains.

In the equity portion of the Fund, our stock selection in the Information Technology, Consumer Staples, Industrials, and Health Care sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting the Telecommunication and Materials sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Amazon.com, Adobe Systems, Boston Scientific, salesforce.com, and Intuit.

In the fixed-income portion of the Fund, the leading contributors to performance were the shorter duration stance and underweight to mortgage-backed securities. On an individual security basis, the largest contributors to returns were JP Morgan Chase & Co. Floating Rate Note 6/7/2021, American Express

1919 Funds 2018 Semi-Annual Report

Co. Floating Rate Note 3/3/2020, U.S. Treasury 6.125% 11/15/2027, Qualcomm Inc. Floating Rate Note 1/30/2023 and Freddie Mac 6.25% 7/15/2032.

In the equity portion of the Fund, our stock selection in the Financials, Utilities, and Telecommunication sectors detracted from relative results year to date. In terms of sector positioning, our overweighting of the Industrials and Financials sectors and the underweighting of Energy and Consumer Discretionary also detracted from performance. On an individual stock basis, the largest detractors from performance were Invesco, Celgene, Illinois Tool Works, Chubb, and BorgWarner.

In the fixed-income portion of the Fund, the leading detractor was the overweight to Corporates. On an individual security basis, the largest detractors from performance were Comcast Corp. 5.65% 6/15/2035, Microsoft Corp. 4.2% 11/3/2035, Bank of America Corp. 4.183% 11/25/2027, Gilead Sciences Inc. 4.6%, 11/25/2027 and Verizon Communications Inc. 4.5% 8/10/2033.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 06/30/2018 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (cont'd)

rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

Investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default.

1919 Funds 2018 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2018

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	-2.84%
Class B	-2.31
Class C	1.76
Without Sales Charges
Class A	3.09
Class B	2.69
Class C	2.76
Class I	3.22
S&P 500 Index(i)	2.65
Bloomberg Barclays U.S. Aggregate Index(ii)	-1.62
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	1.42

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2018, the total gross annual operating expense ratios for Class A, Class B, Class C and Class I were 1.33%, 2.90%, 2.02% and 1.02%, respectively. The total net annual operating expense ratios for Class A, Class B, Class C and Class I were 1.27%(iv), 2.17%(iv), 2.00%(iv) and 1.01%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Barclays Aggregate Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2019.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2018 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018. The hypothetical example is based on a six-month period ended June 30, 2018.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.09%	$1,000.00	$1,030.90	1.25%	$6.29
Class B	2.69	1,000.00	1026.90	2.00	10.05
Class C	2.76	1,000.00	1027.60	1.98	9.95
Class I	3.22	1,000.00	1032.20	0.97	4.89

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.60	1.25%	$6.26
Class B	5.00	1,000.00	1,014.88	2.00	9.99
Class C	5.00	1,000.00	1,014.98	1.98	9.89
Class I	5.00	1,000.00	1,019.98	0.97	4.86

1  For the six months ended June 30, 2018.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2018 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2018 Semi-Annual Report

Schedule of investments

June 30, 2018 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 68.7%
Consumer Discretionary — 8.8%
Amazon.com Inc.	2,100	$3,569,580	*
BorgWarner Inc.	35,295	1,523,332
Home Depot Inc/The	13,825	2,697,258
Royal Caribbean Cruises Ltd.	18,650	1,932,140
TJX Cos Inc.	19,350	1,841,733
Total Consumer Discretionary		11,564,043
Consumer Staples — 5.9%
Costco Wholesale Corp.	11,020	2,302,960
CVS Health Corp.	19,390	1,247,746
Estee Lauder Cos. Inc., Class A Shares	17,980	2,565,566
PepsiCo Inc.	15,310	1,666,800
Total Consumer Staples		7,783,072
Financials — 11.0%
Citizens Financial Group Inc.	50,210	1,953,169
CME Group Inc.	9,465	1,551,502
Discover Financial Services	31,060	2,186,935
Invesco Ltd.	64,480	1,712,589
JPMorgan Chase & Co.	28,855	3,006,691
Prologis Inc.	21,900	1,438,611
Simon Property Group LP	4,805	817,763
Texas Capital Bancshares Inc.	18,770	1,717,455	*
Total Financials		14,384,715
Health Care — 9.8%
Boston Scientific Corp.	78,340	2,561,718	*
Celgene Corp.	18,425	1,463,313	*
Chubb Limited	15,085	1,916,097
Teleflex Inc.	7,255	1,945,864
Thermo Fisher Scientific Inc.	9,370	1,940,902
UnitedHealth Group Inc.	12,500	3,066,750
Total Health Care		12,894,644
Industrials — 10.3%
Cintas Corp.	14,425	2,669,635
Danaher Corp.	19,945	1,968,173
Eaton Corp. PLC	26,325	1,967,530
HD Supply Holdings Inc.	30,980	1,328,732	*
Illinois Tool Works Inc.	12,180	1,687,417
Union Pacific Corp.	13,525	1,916,222
Xylem Inc/NY	29,655	1,998,154
Total Industrials		13,535,863

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Information Technology — 20.9%
Adobe Systems Inc.			12,245	$2,985,454	*
Alphabet Inc., Class A Shares			3,350	3,782,787	*
Analog Devices Inc.			14,000	1,342,880
Apple Inc.			21,285	3,940,066
Broadcom Inc.			5,470	1,327,241
Facebook Inc.			13,420	2,607,774	*
Intuit Inc.			9,890	2,020,576
Microsoft Corp.			22,400	2,208,864
PayPal Holdings Inc.			27,995	2,331,144	*
Salesforce.com Inc.			18,820	2,567,048	*
Visa Inc., Class A Shares			17,385	2,302,643
Total Information Technology				27,416,477
Telecommunication Services — 0.5%
AT&T Inc.			21,690	696,466
Total Telecommunication Services				696,466
Utilities — 1.5%
American Water Works Co. Inc.			23,390	1,997,038
Total Utilities				1,997,038
Total Common Stocks (Cost — $59,153,150)				90,272,318
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	$201,097	201,112
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	86,370	87,762
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	66,085	67,921
Total Collateralized Mortgage Obligations (Cost — $361,071)				356,795
Corporate Bonds — 15.9%
Consumer Discretionary — 1.9%
Cintas Corp No 2	2.900%	4/1/22	325,000	318,102
Comcast Corp.	3.375%	2/15/25	210,000	201,796
Comcast Corp.	5.650%	6/15/35	600,000	665,965
Ford Motor Co.	4.346%	12/8/26	490,000	481,731
Ford Motor Credit Co LLC	8.125%	1/15/20	610,000	653,478
Starbucks Corp.	2.450%	6/15/26	250,000	224,377
Total Consumer Discretionary				2,545,449
Consumer Staples — 0.8%
CVS Health Corp.	3.875%	7/20/25	260,000	252,306

1919 Funds 2018 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2018 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — continued
CVS Health Corp.	4.780%	3/25/38	$345,000	$340,405
PepsiCo Inc.	3.100%	7/17/22	390,000	389,454
Total Consumer Staples				982,165
Financials — 7.4%
Aflac Inc.	4.000%	2/15/22	400,000	408,401
American Express Credit Corp. (3M US LIBOR + 0.43%)	2.751%	3/3/20	405,000	406,029	(a)
Bank of America Corp. (3M US LIBOR + 0.63%)	3.499%	5/17/22	410,000	410,026	(a)
Bank of America Corp. (3M US LIBOR + 0.81%)	3.366%	1/23/26	550,000	529,625	(a)
Bank of America Corp.	4.183%	11/25/27	525,000	512,278
BlackRock Inc.	4.250%	5/24/21	400,000	413,340
Citigroup Inc.	5.500%	9/13/25	325,000	345,566
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	1,000,000	1,029,215
Goldman Sachs Group Inc.	3.500%	11/16/26	330,000	311,264
Intercontinental Exchange Inc.	3.750%	12/1/25	500,000	498,305
JPMorgan Chase & Co.	4.250%	10/15/20	515,000	526,655
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	3.419%	6/7/21	515,000	524,876	(a)
Morgan Stanley	2.200%	12/7/18	425,000	424,447
Morgan Stanley	5.000%	11/24/25	220,000	228,409
Simon Property Group LP	4.125%	12/1/21	350,000	357,972
Simon Property Group LP	3.375%	12/1/27	510,000	485,751
State Street Corp.	3.700%	11/20/23	370,000	375,454
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	319,488
Toronto-Dominion Bank	1.450%	8/13/19	715,000	704,732
Toronto-Dominion Bank	1.850%	9/11/20	575,000	560,388
Westpac Banking Corp.	4.875%	11/19/19	335,000	343,547
Total Financials				9,715,768
Health Care — 1.7%
Celgene Corp.	3.900%	2/20/28	365,000	346,057
Express Scripts Holding Co.	3.050%	11/30/22	600,000	578,975
Gilead Sciences Inc.	4.500%	4/1/21	400,000	413,159
Gilead Sciences Inc.	4.600%	9/1/35	320,000	329,918
Medtronic Inc.	4.125%	3/15/21	500,000	511,959
Total Health Care				2,180,068
Information Technology — 2.1%
Apple Inc.	2.850%	2/23/23	575,000	566,394
Microsoft Corp.	4.200%	11/3/35	565,000	595,190
QUALCOMM Inc.	2.250%	5/20/20	415,000	409,068
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.089%	1/30/23	340,000	339,295	(a)
QUALCOMM Inc.	3.450%	5/20/25	500,000	481,604
Texas Instruments Inc.	1.650%	8/3/19	400,000	395,165
Total Information Technology				2,786,716

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 1.1%
AT&T Inc.	4.450%	4/1/24	$425,000	$429,582
Verizon Communications, Inc.	4.329%	9/21/28	327,000	324,753
Verizon Communications Inc.	4.500%	8/10/33	350,000	339,849
Verizon Communications Inc.	5.250%	3/16/37	335,000	345,073
Total Telecommunication Services				1,439,257
Utilities — 0.9%
DTE Electric Co.	4.050%	5/15/48	380,000	378,338
Georgia Power Co.	3.250%	4/1/26	345,000	329,765
Southern Power Co.	1.950%	12/15/19	545,000	535,950
Total Utilities				1,244,053
Total Corporate Bonds (Cost — $21,077,730)				20,893,476
Foreign Government Agency Issues — 1.2%
International Finance Corp.	1.750%	3/30/20	850,000	837,354
International Finance Corp.	2.000%	10/24/22	785,000	758,067
Total Foreign Government Agency Issues (Cost — $1,631,564)				1,595,421
Mortgage Backed Securities — 0.6%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/19	11,109	11,289
Gold Pool G18082	5.000%	11/1/20	24,136	24,592
Gold Pool G12379	4.500%	6/1/21	26,750	27,066
Gold Pool J04311	6.000%	2/1/22	23,694	24,358
Gold Pool C91417	3.500%	1/1/32	137,373	139,400
Gold Pool A35826	5.000%	7/1/35	60,968	64,402
Gold Pool G08112	6.000%	2/1/36	97,765	107,904
Gold Pool G02564	6.500%	1/1/37	49,029	56,245
Gold Pool G08179	5.500%	2/1/37	38,444	41,653
Gold Pool A65694	6.000%	9/1/37	39,596	43,651
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	16	18
Pool 808156	4.500%	2/1/35	9,929	10,351
Pool 891596	5.500%	6/1/36	1,108	1,200
Pool 190375	5.500%	11/1/36	6,190	6,709
Pool 916386	6.000%	5/1/37	42,955	47,283
Pool 946594	6.000%	9/1/37	37,676	41,405
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/35	157,427	167,862
Gold Pool 003922M	7.000%	11/20/36	23,044	26,761
Total Mortgage Backed Securities (Cost — $784,831)				842,149

1919 Funds 2018 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2018 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 9.0%
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	$125,000	$163,415
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	375,000	379,081
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	245,000	241,307
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	115,000	153,597
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	380,000	509,347
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	520,000	500,496
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	435,000	559,429
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	406,973
United States Treasury Bonds	7.875%	2/15/21	800,000	906,656
United States Treasury Bonds	8.000%	11/15/21	250,000	292,930
United States Treasury Bonds	7.250%	8/15/22	780,000	918,450
United States Treasury Bonds	7.625%	11/15/22	520,000	625,005
United States Treasury Bonds	7.125%	2/15/23	325,000	386,826
United States Treasury Bonds	6.250%	8/15/23	550,000	642,028
United States Treasury Bonds	7.500%	11/15/24	1,105,000	1,408,400
United States Treasury Bonds	7.625%	2/15/25	390,000	503,237
United States Treasury Bonds	6.875%	8/15/25	100,000	126,237
United States Treasury Bonds	6.750%	8/15/26	90,000	115,699
United States Treasury Bonds	6.500%	11/15/26	135,000	171,941
United States Treasury Bonds	6.125%	11/15/27	215,000	272,731
United States Treasury Bonds	5.500%	8/15/28	60,000	73,874
United States Treasury Bonds	3.500%	2/15/39	573,000	624,458
United States Treasury Bonds	4.375%	11/15/39	204,000	250,625
United States Treasury Notes	3.625%	2/15/20	625,000	636,121
United States Treasury Notes	2.625%	8/15/20	900,000	901,283
Total U.S. Government & Agency Obligations (Cost — $11,694,200)				11,770,146
			Shares
Short-Term Investment — 4.1%
Fidelity Investments Money Market — Government Portfolio — Class I — 1.77%(b)			5,353,600	$5,353,600
Total Short-Term Investment (Cost — $5,353,600)				5,353,600
Total Investments — 99.8% (Cost — $100,056,146)				131,083,905
Other Assets in Excess of Liabilities — 0.2%				228,473
Total Net Assets — 100.0%				$131,312,378

Notes:

*  Non-income producing security.

(a)  Variable rate security. Reference rate and spread are included in the description.

(b)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

PLC — Public Limited Company

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2018 (unaudited)

Assets:
Investments in securities at value (cost $100,056,146)	$131,083,905
Receivable for Fund shares sold	87,334
Dividends and interest receivable	402,857
Prepaid expenses	34,180
Total Assets	131,608,276
Liabilities:
Payable for Fund shares repurchased	76,591
Distribution to shareholders	4,716
Investment management fee payable	68,382
Distribution fees payable	42,051
Accrued other expenses	104,158
Total Liabilities	295,898
Net Assets	$131,312,378
Components of Net Assets:
Paid-in capital	$93,463,197
Distribution in excess of net investment income	(31,214)
Accumulated net realized gain on investments	6,852,636
Net unrealized appreciation on investments	31,027,759
Net Assets	$131,312,378
Class A:
Net Assets	$106,187,251
Issued and Outstanding	5,754,284
Net Asset Value, Redemption Price and Offering Price Per Share	$18.45
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$19.58
Class B:^
Net Assets	$343,467
Issued and Outstanding	19,131
Net Asset Value, Redemption Price* and Offering Price Per Share	$17.95
Class C:
Net Assets	$11,943,303
Issued and Outstanding	641,837
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.61
Class I:
Net Assets	$12,838,357
Issued and Outstanding	696,904
Net Asset Value, Redemption Price and Offering Price Per Share	$18.42

^  Class B Shares are no longer offered for new purchase. Class B shares are unavailable for reinvestment and incoming exchanges.

*  Redemption price per share is NAV of Class B and C shares reduced by a CDSC of up to 5.00% and 1.00%, respectively, contingent upon timing of redemption (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2018 (unaudited)

Investment Income:
Dividend income (Net of foreign tax of $3,391)	$563,300
Interest income	541,502
Total Investment Income	1,104,802
Expenses:
Investment management fee (Note 3)	411,506
Distribution fees (Note 6)	193,913
Transfer agent fees and expenses (Note 6)	137,348
Administration and fund accounting fees	50,634
Registration fees	27,607
Audit fees	8,176
Shareholder reporting fees	7,583
Trustees' fees	5,844
Legal fees	5,308
Custody fees	4,467
Miscellaneous	4,273
Compliance fees	3,143
Insurance fees	1,853
Total Expenses	861,655
Expenses waived by the Adviser	(28,765)
Net Expenses	832,890
Net Investment Income	271,912
Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	4,127,496
Net Change in Unrealized Appreciation/Depreciation on Investments	(519,454)
Net Realized and Unrealized Gain on Investments	3,608,042
Net Increase in Net Assets Resulting from Operations	$3,879,954

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited)/ For the Year Ended December 31,	2018	2017
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$271,912	$668,018
Net realized gain on investments	4,127,496	8,766,646
Net change in unrealized appreciation/depreciation on investments	(519,454)	8,837,646
Net Increase in Net Assets Resulting From Operations	3,879,954	18,272,310
Distributions to Shareholders:
From net investment income:
Class A	(247,660)	(590,745)
Class B	(3)	—
Class C	—	(3,443)
Class I	(41,141)	(63,453)
From net realized gains:
Class A	—	(5,604,531)
Class B	—	(43,607)
Class C	—	(635,710)
Class I	—	(468,124)
Total Distributions to Shareholders	(288,804)	(7,409,613)
Capital Transactions:
Net proceeds from shares sold	9,632,606	11,849,243
Reinvestment of distributions	278,996	7,084,727
Cost of shares repurchased	(10,296,550)	(18,614,137)
Net Increase (Decrease) in Net Assets From Capital Transactions	(384,948)	319,833
Total Increase in Net Assets	3,206,202	11,182,530
Net Assets:
Beginning of period	128,106,176	116,923,646
End of period	$131,312,378	$128,106,176
Distribution in excess of net investment income	$(31,214)	$(14,322)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$17.94	$16.39	$16.65	$18.49	$19.17	$18.54	$17.12
Income (loss) from investment operations:
Net investment income[3]	0.04	0.11	0.11	0.12	0.12	0.11	0.14
Net realized and unrealized gain (loss) on investments	0.51	2.55	0.85	(0.50)	2.00	2.15	1.44
Total income (loss) from investment operations	0.55	2.66	0.96	(0.38)	2.12	2.26	1.58
Less distributions:
From net investment income	(0.04)	(0.10)	(0.11)	(0.13)	(0.12)	(0.12)	(0.16)
From net realized gain on investments	—	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)	—
Total distributions	(0.04)	(1.11)	(1.22)	(1.46)	(2.80)	(1.63)	(0.16)
Net asset value, end of period	$18.45	$17.94	$16.39	$16.65	$18.49	$19.17	$18.54
Total return[4]	3.09%[5]	16.36%	5.76%	(2.08)%	10.98%[5]	12.31%	9.25%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$106,187	$106,418	$97,110	$102,033	$114,507	$121,901	$121,927
Ratios to average net assets
Gross expenses	1.30%[6]	1.32%	1.36%	1.21%	1.23%[6]	1.27%	1.30%
Net Expenses[7]	1.25[6]	1.26	1.27	1.21	1.23[6,8]	1.27[8]	1.30[8]
Net investment income	0.47[6]	0.62	0.66	0.65	0.54[6]	0.59	0.76
Portfolio turnover rate	10%[5]	30%	32%	26%	23%[5]	22%	26%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized

6  Annualized.

7  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.27%. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$17.48	$16.04	$16.40	$18.23	$19.03	$18.51	$17.13
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.03)	(0.04)	(0.08)	0.00[4]	(0.12)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments	0.50	2.49	0.83	(0.48)	2.00	2.13	1.44
Total income (loss) from investment operations	0.47	2.45	0.75	(0.48)	1.88	2.03	1.38
Less distributions:
From net investment income	—	—	—	(0.02)	(0.00)[4]	—	—
From net realized gain on investments	—	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)	—
Total distributions	—	(1.01)	(1.11)	(1.35)	(2.68)	(1.51)	—
Net asset value, end of period	$17.95	$17.48	$16.04	$16.40	$18.23	$19.03	$18.51
Total return[5]	2.69%[6]	15.33%	4.55%	(2.69)%	9.84%[6]	11.03%	8.06%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$343	$740	$1,494	$2,468	$3,942	$6,433	$8,433
Ratios to average net assets
Gross expenses	3.76%[7]	2.89%	2.61%	1.83%	2.43%[7]	2.39%	2.41%
Net Expenses[8]	2.00[7]	2.16	2.39	1.83	2.43[7,9]	2.39[9]	2.41[9]
Net investment income (loss)	(0.31)[7]	(0.26)	(0.45)	0.02	(0.66)[7]	(0.53)	(0.34)
Portfolio turnover rate	10%[6]	30%	32%	26%	23%[6]	22%	26%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized

7  Annualized

8  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class B shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.39%. See Note 3.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$18.11	$16.57	$16.83	$18.69	$19.36	$18.73	$17.30
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	(0.02)	(0.01)	(0.02)	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	0.52	2.58	0.86	(0.51)	2.05	2.16	1.45
Total income (loss) from investment operations	0.50	2.56	0.85	(0.53)	2.02	2.14	1.47
Less distributions:
From net investment income	—	(0.01)	0.00	(0.00)[4]	(0.01)	(0.00)[4]	(0.04)
From net realized gain on investments	—	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)	—
Total distributions	—	(1.02)	(1.11)	(1.33)	(2.69)	(1.51)	(0.04)
Net asset value, end of period	$18.61	$18.11	$16.57	$16.83	$18.69	$19.36	$18.73
Total return[5]	2.76%[6]	15.47%	5.02%	(2.82)%	10.30%[6]	11.51%	8.50%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$11,943	$11,982	$12,359	$13,458	$14,952	$12,122	$10,635
Ratios to average net assets
Gross expenses	1.98%[7]	2.01%	2.04%	2.01%	1.93%[7]	1.98%	1.98%
Net Expenses[9]	1.98[7]	1.99	1.98	1.98	1.92[7,8]	1.98[8]	1.98[8]
Net investment income (loss)	(0.26)[7]	(0.12)	(0.05)	(0.11)	(0.15)[7]	(0.12)	0.09
Portfolio turnover rate	10%[6]	30%	32%	26%	23%[6]	22%	26%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.98%. See Note 3.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2018*	2017	2016	2015	2014[1]	2014[2]	2013[2]
Net asset value, beginning of period	$17.91	$16.36	$16.63	$18.47	$19.15	$18.54	$17.12
Income (loss) from investment operations:
Net investment income[3]	0.07	0.15	0.16	0.16	0.18	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.51	2.56	0.84	(0.50)	1.99	2.14	1.44
Total income (loss) from investment operations	0.58	2.71	1.00	(0.34)	2.17	2.31	1.63
Less distributions:
From net investment income	(0.07)	(0.15)	(0.16)	(0.17)	(0.17)	(0.19)	(0.21)
From net realized gain on investments	—	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)	—
Total distributions	(0.07)	(1.16)	(1.27)	(1.50)	(2.85)	(1.70)	(0.21)
Net asset value, end of period	$18.42	$17.91	$16.36	$16.63	$18.47	$19.15	$18.54
Total return[4]	3.22%[5]	16.71%	6.02%	(1.89)%	11.31%[5]	12.61%	9.60%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$12,838	$8,965	$5,961	$5,207	$4,002	$4,588	$1,642
Ratios to average net assets
Gross expenses	0.97%[6]	1.01%	1.06%	1.06%	1.02%[6]	1.07%	1.05%
Net Expenses[8]	0.97[6]	1.00	1.00	1.00	0.97[6,7]	1.00[7]	1.00[7]
Net investment income	0.77[6]	0.86	1.00	0.87	0.81[6]	0.85	1.07
Portfolio turnover rate	10%[5]	30%	32%	26%	23%[5]	22%	26%

*  For the six months ended June 30, 2018 (unaudited).

1  For the period ended January 31, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent. See Note 3.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited)

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2018 Semi-Annual Report

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$280,937,756	$—	$—	$280,937,756
Total long-term investments	$280,937,756	$—	$—	$280,937,756
Short-term investment	$7,418,787	$—	$—	$7,418,787
Total investments	$288,356,543	$—	$—	$288,356,543

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$91,050,632	$—	$91,050,632
Total investments	$—	$91,050,632	$—	$91,050,632

SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$90,272,318	$—	$—	$90,272,318
Collateralized Mortgage Obligations	—	356,795	—	356,795
Corporate Bonds	—	20,893,476	—	20,893,476
Foreign Government Agency Issues	—	1,595,421	—	1,595,421
Mortgage Backed Securities	—	842,149	—	842,149
U.S. Government & Agency Obligations	—	11,770,146	—	11,770,146
Total long-term investments	$90,272,318	$35,457,987	$—	$125,730,305
Short-term investment	$5,353,600	$—	$—	$5,353,600
Total investments	$95,625,918	$35,457,987	$—	$131,083,905

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.

There were no Level 3 securities held at period end.

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2018 the Financial Services Fund held foreign currency.

(c) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

1919 Funds 2018 Semi-Annual Report

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds (these are taxable for shareholders of the Maryland Fund). Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned by the Predecessor Funds' cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2018, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

1919 Funds 2018 Semi-Annual Report

Effective April 30, 2017, the Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below. This expense limitation arrangement cannot be terminated prior to April 30, 2019, without the Board's consent.

Fund	Class A	Class B	Class C	Class I
Financial Services Fund	1.50%	N/A	2.25%	1.25%
Maryland Fund	0.75%	N/A	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	2.00%	1.00%

These arrangements are expected to continue until April 30, 2019, and may not be terminated or amended prior to that date by agreement of the Adviser and the Board. After that date, the arrangements may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. From November 10, 2014 to April 29, 2017, a similar agreement was in place with limits as follows:

Fund	Class A	Class B	Class C	Class I
Financial Services	1.46%	N/A	2.13%	1.05%
Maryland Tax-Free Income Fund	0.75%	N/A	1.30%	0.60%
Socially Responsive Balanced Fund	1.27%	2.39%	1.98%	1.00%

Prior to November 10, 2014 the Predecessor Funds for the Financial Services Fund and the Maryland Fund had similar agreements to the current limitations.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board. The amounts waived are detailed on each Fund's Statement of Operations.

At June 30, 2018, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,	Financial Services Fund	Maryland Fund	Socially Responsive Fund
2018:	$—	$148,690	$—
2019:	—	279,808	—
2020:	4,332	279,382	79,732
2021*:	—	133,804	28,765
Total	4,332	841,684	108,497

*  Eligible for recapture through June 30, 2021.

1919 Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. Each Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum and $10,000 for each share class in excess of two, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

Quasar Distributors, LLC ("Quasar") acts as the principal underwriter in a continuous offering of the Funds' shares.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00% annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the six months ended June 30,2018, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the six months ended June 30,2018, CDSCs paid to Quasar were:

CDSCs	Class A	Class B	Class C
Financial Services Fund	N/A	N/A	$1,012
Maryland Fund	N/A	N/A	$3
Socially Responsive Fund	N/A	$87	$113

1919 Funds 2018 Semi-Annual Report

Note 4. Investments transactions

During the six months ended June 30, 2018 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$39,235,421	—
Sales	$12,397,345	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$14,041,210	—
Sales	$22,822,900	—

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$12,862,075	$2,492,746
Sales	$12,489,544	$18,475

Note 5. Income tax information and distributions to shareholders

At December 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$160,641,967	$96,648,997	$96,579,455
Gross tax unrealized appreciation	94,800,507	4,977,189	32,254,877
Gross tax unrealized depreciation	(1,318,590)	(55,474)	(768,817)
Net tax unrealized appreciation on investment	93,481,917	4,921,715	31,486,070
Undistributed ordinary income	41,551	—	12,282
Undistributed tax-exempt income	—	117,077	—
Undistributed long-term capital gains	—	—	2,786,283
Capital loss carryforwards	(8,955)	(2,575,074)	—
Other book/tax temporary differences	(34,308)	(92,522)	(26.604)
Total accumulated earnings	$93,480,205	$2,371,196	$34,258,031

1919 Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Distribution Paid From:
Ordinary Income	$—	$151,413

MARYLAND FUND

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Distribution Paid From:
Tax Exempt Income	$1,406,939	$3,210,908
Ordinary Income	—	46,651

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Distribution Paid From:
Ordinary Income	$288,804	$935,160
Net Long Term Capital Gains	—	6,474,453

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage and asset-backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Financial Services Fund	$(38,005)	$38,005	$—
Maryland Fund	(1)	—	1
Socially Responsive Fund	(35,726)	35,726	—

As of December 31, 2017, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes,

1919 Funds 2018 Semi-Annual Report

to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2017, the Funds did not defer, on a tax basis, post-October losses.

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	$8,955	$121,823	—
Capital Loss Carryovers — Long-Term	—	2,453,251	—

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
Maryland Fund	0.15%	N/A	N/A	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the six months ended June 30, 2018, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	June 30, 2018
	Distribution Fees	Transfer Agent Fees
Class A	$150,771	$93,268
Class C	292,159	37,528
Class I	—	69,921
Total	$442,930	$200,717

MARYLAND FUND

	June 30, 2018
	Distribution Fees	Transfer Agent Fees
Class A	$48,554	$39,787
Class C	58,121	10,822
Class I	—	10,005
Total	$106,675	$60,614

1919 Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

SOCIALLY RESPONSIVE FUND

	June 30, 2018
	Distribution Fees	Transfer Agent Fees
Class A	$132,207	$116,207
Class B	2,603	5,050
Class C	59,103	8,893
Class I	—	7,198
Total	$193,913	$137,348

Note 7. Shares of beneficial interest

At June 30, 2018, the Funds had an unlimited number of shares of beneficial interest with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	795,645	$22,410,086	1,625,579	$40,295,543
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(1,587,856)	(45,165,382)	(1,192,439)	(29,611,108)
Net increase (decrease)	(792,211)	$(22,755,296)	433,140	$10,684,435
Class C
Shares sold	399,089	$10,334,573	756,538	$17,422,594
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(186,348)	(4,845,514)	(308,914)	(7,095,658)
Net increase	212,741	$5,489,059	447,624	$10,326,936
Class I
Shares sold	2,105,835	$60,395,099	1,848,267	$46,488,609
Shares issued on reinvestment	—	—	5,240	143,794
Shares repurchased	(528,027)	(14,891,472)	(657,323)	(16,300,937)
Net increase (decrease)	1,577,808	$45,503,627	1,196,184	$30,331,466

1919 Funds 2018 Semi-Annual Report

MARYLAND FUND

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	120,193	$1,855,009	168,981	$2,671,965
Shares issued on reinvestment	57,519	887,256	128,679	2,031,224
Shares repurchased	(526,234)	(8,128,412)	(1,477,260)	(23,281,365)
Net decrease	(348,522)	$(5,386,147)	(1,179,600)	$(18,578,176)
Class C
Shares sold	33,824	$521,570	88,298	$1,393,475
Shares issued on reinvestment	11,108	171,343	24,405	385,287
Shares repurchased	(144,734)	(2,232,201)	(328,023)	(5,158,414)
Net decrease	(99,802)	$(1,539,288)	(215,320)	$(3,379,652)
Class I
Shares sold	118,596	$1,827,301	407,095	$6,434,265
Shares issued on reinvestment	12,965	200,097	27,606	435,778
Shares repurchased	(224,284)	(3,470,869)	(447,659)	(7,045,679)
Net decrease	(92,723)	$(1,443,471)	(12,958)	$(175,636)

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	212,448	$3,933,229	387,939	$6,837,863
Shares issued on reinvestment	13,255	241,469	340,707	6,054,106
Shares repurchased	(403,320)	(7,377,011)	(721,406)	(12,659,503)
Net decrease	(177,617)	$(3,202,313)	7,240	$232,466
Class B
Shares sold	—	$—	138	$2,397
Shares issued on reinvestment	—	3	2,353	40,847
Shares repurchased	(23,227)	(415,523)	(53,308)	(910,851)
Net decrease	(23,227)	$(415,520)	(50,817)	$(867,607)
Class C
Shares sold	33,082	$614,244	56,030	$999,757
Shares issued on reinvestment	—	—	29,463	529,898
Shares repurchased	(52,791)	(981,320)	(169,841)	(2,951,968)
Net decrease	(19,709)	$(367,076)	(84,348)	$(1,422,313)
Class I
Shares sold	277,199	5,085,133	230,132	4,009,226
Shares issued on reinvestment	2,060	37,524	25,920	459,876
Shares repurchased	(83,008)	(1,522,696)	(119,641)	(2,091,815)
Net increase	196,251	$3,599,961	136,411	$2,377,287

1919 Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2018	$0.035089	$0.027838	$0.037002

The Funds have determined that there were no other subsequent events that would need to be disclosed in the financial statements.

1919 Funds 2018 Semi-Annual Report

1919 Funds

Other information (unaudited)

June 30, 2018

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the 12 months ended June 30, 2018 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Funds 2018 Semi-Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2018 Semi-Annual Report

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Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2018

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to shareholders	ii
Fund expenses	2
Fund at a glance	3
Schedule of investments	4
Statement of assets and liabilities	9
Statement of operations	10
Statement of changes in net assets	11
Financial highlights	12
Notes to financial statements	13
Other information	20
Privacy notice	21
Directory of funds' service providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Variable Socially Responsive Balanced Fund through June 30, 2018.

Throughout the first half of 2018, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year, we increased exposure to the Consumer Discretionary sector and decreased exposure to the Health Care sector.

The Fund is managed using socially responsible investment guidelines. An element of these guidelines is that the Fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint, and we seek to invest in companies that address the challenges of climate change. So far this year, we have maintained overweight positions in the Consumer Staples, Financials, Industrials, and Information Technology sectors and underweight positions in the Energy, Materials, Telecommunication and Utilities sectors.

In the fixed-income portion of the Fund, we purchased primarily Agencies and Corporates in the 10-30 year maturity bucket, where we have been underweight. We also purchased two investment grade corporate green bonds that were offered in the new issue market at relatively attractive levels. Going forward, we will continue to make purchases in the short to intermediate part of the curve, as the flattening trend remains.

In the equity portion of the Fund, our stock selection in the Information Technology, Consumer Staples, Industrials, and Health Care sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology and Consumer Staples sectors and underweighting the Telecommunication and Materials sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Amazon.com, Adobe Systems, Boston Scientific, salesforce.com, and Intuit.

In the fixed-income portion of the Fund, the leading contributors to performance were the shorter duration stance and an underweight to mortgage-backed securities. On an individual security basis, the largest contributors to returns were JP Morgan Chase & Co. Floating Rate Note 6/7/2021, Morgan Stanley 2.2% 12/7/2018, Qualcomm Inc. Floating Rate Note 1/30/2023, Fannie Mae 1.15% 12/12/2018, and Fannie Mae 6.25% 5/15/2029.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report

In the equity portion of the Fund, our stock selection in the Financials, Utilities, and Telecommunication sectors detracted from relative results year to date. In terms of sector positioning, our overweighting of the Industrials and Financials sectors and the underweighting of Energy and Consumer Discretionary also detracted from performance. On an individual stock basis, the largest detractors from performance were Invesco, Celgene, Illinois Tool Works, BorgWarner, and Chubb.

In the fixed-income portion of the Fund, the leading detractor was the overweight to Corporates. On an individual security basis, the largest detractors from performance were Bank of America Corp. 4.183% 11/25/2027, U.S. Treasury 4.375% 11/3/2039, Fannie Mae 6.625% 11/15/2030, and Comcast Corp. 5.65% 6/15/2035.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of June 30, 2018 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. In addition to normal risks associated with investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, a Fund's performance will be influenced by political, social and economic factors affecting any investments in companies in foreign countries. The securities of small and mid-sized companies tend to be more volatile than those of larger companies. A Fund's use of derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report

Letter to Shareholders (cont'd)

securities purchased by a Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Also, if a Fund uses a social awareness criterion, there may be a smaller universe of investments. Please see the Fund's prospectus for a more complete discussion of applicable risks, and the Fund's investment strategies.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2018

6 Months
1919 Variable Socially Responsive Balanced Fund	3.59%
S&P 500 TR Index(i)	2.65
Bloomberg Barclays U.S. Aggregate Index(ii)	-1.62
Blended S&P 500 Index (70%) Barclays U.S. Aggregate Index (30%)(iii)	1.42

As of the Fund's current prospectus dated April 30, 2018, the gross total and net annual operating expense ratios were 1.29% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2019.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
3.59%	$1,000.00	$1,035.90	0.89%	$4.49

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.48%	$1,000.00	$1,020.38	0.89%	$4.46

1  For the six months ended June 30, 2018.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2018 and December 31, 2017. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Schedule of investments

June 30, 2018 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 68.9%
Consumer Discretionary — 8.9%
Amazon.com Inc.	620	$1,053,876	*
BorgWarner Inc.	12,640	545,543
Home Depot Inc/The	3,780	737,478
Royal Caribbean Cruises Ltd.	5,235	542,346
TJX Cos Inc.	6,185	588,688
Total Consumer Discretionary		3,467,931
Consumer Staples — 6.3%
Costco Wholesale Corp.	3,445	719,936
CVS Health Corp.	6,695	430,823
Estee Lauder Cos. Inc., Class A Shares	5,560	793,357
PepsiCo Inc.	4,805	523,120
Total Consumer Staples		2,467,236
Financials — 11.3%
Citizens Financial Group Inc.	15,155	589,529
CME Group Inc.	2,855	467,991
Discover Financial Services	9,375	660,094
Invesco Ltd.	19,455	516,725
JPMorgan Chase & Co.	8,540	889,868
Prologis Inc.	6,670	438,152
Simon Property Group LP	1,965	334,423
Texas Capital Bancshares Inc.	5,665	518,348	*
Total Financials		4,415,130
Health Care — 9.8%
Boston Scientific Corp.	22,730	743,271	*
Celgene Corp.	5,235	415,764	*
Chubb Limited	4,560	579,211
Teleflex Inc.	2,165	580,675
Thermo Fisher Scientific Inc.	2,840	588,277
UnitedHealth Group Inc.	3,725	913,891
Total Health Care		3,821,089
Industrials — 10.4%
Cintas Corp.	4,060	751,384
Danaher Corp.	5,775	569,877
Eaton Corp. PLC	7,060	527,664
HD Supply Holdings Inc.	11,355	487,016	*
Illinois Tool Works Inc.	3,880	537,535
Union Pacific Corp.	4,080	578,055
Xylem Inc/NY	8,950	603,051
Total Industrials		4,054,582

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Information Technology — 20.1%
Adobe Systems Inc.			3,595	$876,497	*
Alphabet Inc., Class A Shares			950	1,072,731	*
Analog Devices Inc.			4,075	390,874
Apple Inc.			6,065	1,122,692
Broadcom Inc.			1,455	353,041
Facebook Inc.			3,845	747,160	*
Intuit Inc.			2,865	585,334
Microsoft Corp.			6,745	665,125
PayPal Holdings Inc.			8,305	691,557	*
Salesforce.com Inc.			4,845	660,858	*
Visa Inc., Class A Shares			5,130	679,469
Total Information Technology				7,845,338
Telecommunication Services — 0.6%
AT&T Inc.			7,205	231,353
Total Telecommunication Services				231,353
Utilities — 1.5%
American Water Works Co. Inc.			7,060	602,783
Total Utilities				602,783
Total Common Stocks (Cost — $17,826,591)				26,905,442
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	$25,911	26,329
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	9,087	9,339
Total Collateralized Mortgage Obligations (Cost — $36,213)				35,668
Corporate Bonds — 16.9%
Consumer Discretionary — 1.9%
Cintas Corp No 2	2.900%	4/1/22	100,000	97,878
Comcast Corp.	3.375%	2/15/25	70,000	67,265
Comcast Corp.	5.650%	6/15/35	200,000	221,988
Ford Motor Co.	4.346%	12/8/26	145,000	142,553
Ford Motor Credit Co LLC	8.125%	1/15/20	195,000	208,899
Total Consumer Discretionary				738,583
Consumer Staples — 0.9%
CVS Health Corp.	3.875%	7/20/25	95,000	92,189
CVS Health Corp.	4.780%	3/25/38	105,000	103,601
PepsiCo Inc.	3.100%	7/17/22	135,000	134,811
Total Consumer Staples				330,601

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Schedule of investments (cont'd)

June 30, 2018 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 7.6%
Aflac Inc.	4.000%	2/15/22	$130,000	$132,730
American Express Credit Corp.	2.200%	3/3/20	125,000	123,390
Bank of America Corp. (3M US LIBOR + 0.63%)	3.499%	5/17/22	130,000	130,008	(a)
Bank of America Corp. (3M US LIBOR + 0.81%)	3.366%	1/23/26	160,000	154,073	(a)
Bank of America Corp.	4.183%	11/25/27	165,000	161,001
Bank of Nova Scotia	2.050%	10/30/18	125,000	124,793
BlackRock Inc.	4.250%	5/24/21	125,000	129,169
Citigroup Inc.	5.500%	9/13/25	110,000	116,961
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	150,000	154,382
Intercontinental Exchange Inc.	3.750%	12/1/25	75,000	74,746
JPMorgan Chase & Co.	4.250%	10/15/20	195,000	199,413
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	3.419%	6/7/21	160,000	163,068	(a)
Morgan Stanley	2.200%	12/7/18	215,000	214,720
Morgan Stanley	5.000%	11/24/25	70,000	72,676
Simon Property Group LP	4.125%	12/1/21	110,000	112,505
Simon Property Group LP	3.375%	12/1/27	155,000	147,630
State Street Corp.	3.700%	11/20/23	120,000	121,769
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	122,880
Toronto-Dominion Bank	1.450%	8/13/19	220,000	216,841
Toronto-Dominion Bank	1.850%	9/11/20	200,000	194,918
Westpac Banking Corp.	4.875%	11/19/19	110,000	112,806
Total Financials				2,980,479
Health Care — 1.8%
Celgene Corp.	3.900%	2/20/28	105,000	99,551
Express Scripts Holding Co.	3.050%	11/30/22	185,000	178,517
Gilead Sciences Inc.	4.500%	4/1/21	125,000	129,112
Gilead Sciences Inc.	4.600%	9/1/35	100,000	103,099
Medtronic Inc.	4.125%	3/15/21	200,000	204,784
Total Health Care				715,063
Information Technology — 2.4%
Apple Inc.	2.850%	2/23/23	185,000	182,231
Microsoft Corp.	4.200%	11/3/35	175,000	184,351
QUALCOMM Inc.	2.250%	5/20/20	135,000	133,071
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.089%	1/30/23	110,000	109,772	(a)
QUALCOMM Inc.	3.450%	5/20/25	175,000	168,561
Texas Instruments Inc.	1.650%	8/3/19	150,000	148,187
Total Information Technology				926,173

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 1.2%
AT&T Inc.	4.450%	4/1/24	$150,000	$151,617
Verizon Communications Inc.	4.329%	9/21/28	104,000	103,285
Verizon Communications Inc.	4.500%	8/10/33	110,000	106,810
Verizon Communications Inc.	5.250%	3/16/37	105,000	108,157
Total Telecommunication Services				469,869
Utilities — 1.1%
DTE Electric Co.	4.050%	5/15/48	120,000	119,476
Georgia Power Co.	3.250%	4/1/26	100,000	95,584
Southern Power Co.	1.950%	12/15/19	220,000	216,347
Total Utilities				431,407
Total Corporate Bonds (Cost — $6,640,838)				6,592,175
Foreign Government Agency Issues — 1.3%
International Finance Corp.	1.750%	3/30/20	270,000	265,983
International Finance Corp.	2.000%	10/24/22	255,000	246,251
Total Foreign Government Agency Issues (Cost — $523,887)				512,234
Mortgage Backed Securities — 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	48,485	49,200
Gold Pool A35826	5.000%	7/1/35	26,563	28,059
Gold Pool A49479	5.000%	6/1/36	23,929	25,447
Gold Pool A65694	6.000%	9/1/37	26,731	29,469
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/22	2,886	2,943
Pool 995262	5.500%	1/1/24	17,060	17,757
Pool 891596	5.500%	6/1/36	27,712	30,010
Pool 900936	6.500%	2/1/37	2,864	3,157
Pool 946594	6.000%	9/1/37	23,087	25,372
Total Mortgage Backed Securities (Cost — $198,615)				211,414
U.S. Government & Agency Obligations — 9.0%
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	40,000	52,293
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	120,000	121,306
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	75,000	73,870
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	35,000	46,747
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	70,000	93,827
Federal National Mortgage Association (FNMA)	1.150%	12/12/18	150,000	149,349
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	165,000	158,811
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	110,000	141,465
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	490,248
United States Treasury Bonds	7.875%	2/15/21	250,000	283,330

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Schedule of investments (cont'd)

June 30, 2018 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — continued
United States Treasury Bonds	8.000%	11/15/21	$75,000	$87,879
United States Treasury Bonds	7.250%	8/15/22	260,000	306,150
United States Treasury Bonds	7.625%	11/15/22	165,000	198,319
United States Treasury Bonds	6.250%	8/15/23	90,000	105,059
United States Treasury Bonds	7.500%	11/15/24	265,000	337,761
United States Treasury Bonds	6.875%	8/15/25	50,000	63,118
United States Treasury Bonds	6.750%	8/15/26	30,000	38,567
United States Treasury Bonds	5.500%	8/15/28	10,000	12,312
United States Treasury Bonds	3.500%	2/15/39	131,000	142,764
United States Treasury Bonds	4.375%	11/15/39	242,000	297,310
United States Treasury Notes	3.625%	2/15/20	125,000	127,224
United States Treasury Notes	2.625%	8/15/20	200,000	200,285
Total U.S. Government & Agency Obligations (Cost — $3,405,113)				3,527,994
			Shares
Short-Term Investment — 2.2%
Fidelity Institutional Money Market - Government Portfolio - Class I - 1.77%(b)			878,243	878,243
Total Short-Term Investment (Cost — $878,243)				878,243
Total Investments — 98.9% (Cost — $29,509,500)				38,663,170
Other Assets in Excess of Liabilities — 1.1%				412,852
Total Net Assets — 100.0%				$39,076,022

Notes:

*  Non-income producing security.

(a)  Variable rate security. Reference rate and spread are included in the description.

(b)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

PLC   — Public Limited Company

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Statement of assets and liabilities

June 30, 2018 (unaudited)

Assets:
Investments in securities at value (cost $29,509,500)	$38,663,170
Receivable for securities sold	358,689
Receivable for Fund shares sold	789
Dividends and interest receivable	115,697
Prepaid expenses	1,898
Total Assets	39,140,243
Liabilities:
Investment management fees payable	8,468
Accrued other expenses	55,753
Total Liabilities	64,221
Net Assets	$39,076,022
Components of Net Assets:
Paid-in capital	$27,084,985
Undistributed net investment income	223,968
Accumulated net realized gain on investments	2,613,399
Net unrealized appreciation on investments	9,153,670
Net Assets	$39,076,022
Total Fund:
Net Assets	$39,076,022
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,352,994
Net Asset Value, Redemption Price and Offering Price Per Share	$28.88

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Statement of operations

For the Six Months Ended June 30, 2018 (unaudited)

Investment Income:
Dividend income (Net of foreign tax of $1,061)	$182,898
Interest income	164,946
Total Investment Income	347,844
Expenses:
Advisory fees (Note 3)	126,919
Transfer agent fees and expenses	47,930
Administration and fund accounting fees	37,213
Shareholder reporting fees	9,917
Audit fees	8,176
Trustees' fees	5,801
Legal fees	4,893
Miscellaneous	3,310
Compliance fees	3,265
Custody fees	1,980
Insurance fees	1,377
Total Expenses	250,781
Expenses waived by the Adviser	(77,000)
Net Expenses	173,781
Net Investment Income	174,063
Realized and Unrealized Gain on Investments
Net realized gain on investments	1,813,133
Net change in unrealized appreciation/depreciation on investments	(589,827)
Net Realized and Unrealized Gain on Investments	1,223,306
Net Increase in Net Assets Resulting from Operations	$1,397,369

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited)	2018	2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$174,063	$403,317
Net realized gain on investments	1,813,133	3,161,021
Net change in unrealized appreciation/depreciation on investments	(589,827)	2,426,294
Net Increase in Net Assets Resulting From Operations	1,397,369	5,990,632
Distributions to Shareholders:
Net investment income	—	(397,638)
Net realized gains	—	(2,709,367)
Total Distributions to Shareholders	—	(3,107,005)
Capital Transactions:
Net proceeds from shares sold	186,677	219,372
Reinvestment of distributions	—	3,107,005
Cost of shares repurchased	(1,863,542)	(4,741,200)
Net Decrease in Net Assets From Capital Transactions	(1,676,865)	(1,414,823)
Total Increase (Decrease) in Net Assets	(279,496)	1,468,804
Net Assets:
Beginning of period	39,355,518	37,886,714
End of period	$39,076,022	$39,355,518
Undistributed net investment income	$223,968	$49,905
Capital Share Transactions:
Shares sold	6,465	8,123
Shares reinvested	—	112,573
Shares repurchased	(65,199)	(169,972)
Net Decrease in Shares Outstanding	(58,734)	(49,276)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2018*	2017	2016	2015	2014	2013
Net asset value, beginning of period	$27.88	$25.93	$26.29	$29.76	$30.96	$26.30
Income (loss) from investment operations:
Net investment income[1]	0.13	0.29	0.28	0.29	0.27	0.27
Net realized and unrealized gain (loss) on investments	0.87	4.03	1.36	(0.78)	2.64	4.64
Total income (loss) from investment operations	1.00	4.32	1.64	(0.49)	2.91	4.91
Less distributions:
From net investment income	—	(0.30)	(0.26)	(0.39)	(0.28)	(0.25)
From net realized gain on investments	—	(2.07)	(1.74)	(2.59)	(3.83)	—
Total distributions	—	(2.37)	(2.00)	(2.98)	(4.11)	(0.25)
Net asset value, end of period	$28.88	$27.88	$25.93	$26.29	$29.76	$30.96
Total return[2]	3.59%[7]	16.74%	6.23%	(1.71)%	9.30%	18.71%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$39,076	$39,356	$37,887	$40,309	$47,456	$48,737
Ratios to average net assets
Gross expenses	1.28%[6]	1.29%	1.28%	1.23%	0.94%	0.89%
Net expenses[3]	0.89[6]	0.89[5]	0.89[5]	0.89[5]	0.92[4,5]	0.89[4]
Net investment income	0.89[6]	1.04	1.04	0.99	0.85	0.95
Portfolio turnover rate	14%[7]	26%	31%	27%	26%	25%

*  For the six months ended June 30, 2018 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2019 without the Board of Trustees' consent.

4  The impact of compensating balance arrangements, if any, was less than 0.01%.

5  Reflects fee waivers and/or expense reimbursements.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Notes to financial statements (unaudited)

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity Trust as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Notes to financial statements (unaudited) (cont'd)

1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$26,905,442	$—	$—	$26,905,442
Collateralized Mortgage Obligations	—	35,668	—	35,668
Corporate Bonds	—	6,592,175	—	6,592,175
Foreign Government Agency	—	512,234	—	512,234
Mortgage Backed Securities	—	211,414	—	211,414
U.S. Government & Agency Obligations	—	3,527,994	—	3,527,994
Total long-term investments	$26,905,442	$10,879,485	$—	$37,784,927
Short-term investment	$878,243	$—	$—	$878,243
Total investments	$27,783,685	$10,879,485	$—	$38,663,170

*  See Schedule of Investments for additional detailed categorizations.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at period end. There were no Level 3 securities held at period end.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

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Notes to financial statements (unaudited) (cont'd)

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2018, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
16

Average Daily Net Assets	Annual Rate
Next $100 million	0.51%
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2019, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the lesser of the established cap on expenses for that year or the cap in place when the waiver is incurred.

At June 30, 2018, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,
2020:	$155,665
2021:	77,000
Total	232,665

U.S. Bancorp Fund Services, LLC ("USBFS") serves as the Fund's administrator and transfer agent. The officers of the Trust are employees of USBFS. U.S. Bank serves as the Fund's custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund's distributor and principal underwriter. For the period ended, June 30, 2018, the Fund incurred the following expenses for administration, fund account, transfer agent and Chief Compliance Office:

Administration & fund accounting	$37,213
Custody	$1,980
Transfer Agency	$47,930
Chief Compliance Officer	$3,265

At June 30, 2018, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agent fees and to U.S. Bank for custody fees in the following amounts:

Administration & fund accounting	$12,301
Custody	$723
Transfer Agency	$21,242
Chief Compliance Officer	$1,108

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Notes to financial statements (unaudited) (cont'd)

The Independent Trustees were paid $5,801 for their services and reimbursement of travel expenses during the period ended June 30, 2018. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. The Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

U.S. Bank, N.A., serves as the Fund's custodian, and Quasar Distributors, LLC, an affiliate of USBFS, serves as the Fund's distributor and principal underwriter.

Note 4. Investment transactions

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$5,187,525	$243,433
Sales	6,816,406	—

Note 5. Income tax information and distributions to shareholders

At December 31, 2017, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$29,606,312
Gross tax unrealized appreciation	10,113,231
Gross tax unrealized depreciation	(386,967)
Net tax unrealized appreciation on investments	9,726,264
Undistributed ordinary income	86,533
Undistributed long-term capital gains	810,356
Other accumulated earnings	(29,485)
Total accumulated earnings	$10,593,668

As of December 31, 2017, the Fund has no capital loss carryforward balance.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017, was as follows:

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Distribution Paid From:
Ordinary Income	$—	$667,432
Net Long Term Capital Gains	—	2,439,573

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to reclassifications of paydown losses on mortgage and asset-backed securities. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, the following table shows the reclassifications made:

	Paid-In-Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain on Investments
1919 Variable Socially Responsive Balanced Fund	—	$1,513	$(1,513)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2018 Semi-Annual Report
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Other information (unaudited)

June 30, 2018

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the 12 months ended June 30, 2018 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Variable Socially Responsive Balanced Fund
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Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Variable Socially Responsive Balanced Fund
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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/6/18

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	9/6/18

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